Cover - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-33311
Entity Registrant Name	Navios Maritime Holdings Inc.
Entity Central Index Key	0001333172
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	Strathvale House, 90 N Church Street
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1104
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	22,826,450
Preferred Stock, Shares Outstanding	16,988	23,032
ICFR Auditor Attestation Flag	true
Auditor Firm ID	1387
Auditor Name	PricewaterhouseCoopers S.A.
Auditor Location	Athens, Greece
Common Stock [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NM
Security Exchange Name	NYSE
Series G Preferred Stock [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	American Depositary Shares
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Preferred Stock, Shares Outstanding	5,148	5,350
Series H Preferred Stock [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	American Depositary Shares
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Preferred Stock, Shares Outstanding	11,840	17,682
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	One New York Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	212
Local Phone Number	859-8000
Contact Personnel Name	Mark Hayek